Intangibles And Goodwill (Tables)	12 Months Ended
Aug. 31, 2018
Intangibles And Goodwill [Abstract]
Schedule Of Net book Value Of Intanbible Assets And Goodwill

	2018	2017
	$	$
Broadcast rights and licences
Cable systems	4,016	4,016
DTH and satellite services	1,013	1,013
	5,029	5,029
Wireless spectrum licences	1,953	1,947
Other intangibles
Software	434	380
Customer relationships	66	79
	7,482	7,435
Goodwill
Cable and telecommunications systems	79	79
Wireless	201	201
	280	280
Net book value	7,762	7,715

Changes In Carrrying Amount Of Intangibles With Indefinite Useful Lives

	Broadcast rights and licences	Trademark and brands	Goodwill	Wireless spectrum licences
	$	$	$	$
September 1, 2016	5,029	53	1,315	1,517
Additions	–	–	–	430
Disposition [note 3]	–	(51)	(958)	–
Write-down [note 3]	–	–	(32)	–
Foreign currency translation	–	(2)	(45)	–
August 31, 2017	5,029	–	280	1,947
Additions	–	–	–	25
Disposition	–	–	–	(19)
August 31, 2018	5,029	–	280	1,953

Intangibles Subject To Amoritzation

	August 31, 2018			August 31, 2017
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value
	$	$	$	$	$	$
Software	595	183	412	524	147	377
Software under construction	22	–	22	3	–	3
Customer relationships	114	48	66	114	35	79
	731	231	500	641	182	459

Changes In Carrying Amount Of Intangibles

	Program rights and advances	Software	Software under construction	Customer relationships	Total
	$	$	$	$	$
September 1, 2016	–	118	211	522	851
Additions	1	99	26	–	126
Transfers	–	234	(234)	–	–
Disposition [note 3]	–	(7)	–	(386)	(393)
Amortization	(1)	(67)	–	(39)	(107)
Foreign currency translation	–	–	–	(18)	(18)
August 31, 2017	–	377	3	79	459
Additions	–	121	17	–	138
Transfers	–	(2)	2	–	–
Amortization	–	(84)	–	(13)	(97)
August 31, 2018	–	412	22	66	500

Changes In Market Condidtions Related To Discount Rates And Terminal Value

		Terminal value
	Post-tax discount rate	Terminal growth rate	Terminal operating income before restructuring costs and amortization multiple
Cable	8.0%	2.5%	7.5X
Satellite	8.5%	0.0%	5.5X
Wireless	9.0%	2.5%	8.0X

Schedule Of Sensitivity Analysis Of Significant Estimates

	Estimated decline in recoverable amount
		Terminal value
	1% increase in discount rate	1% decrease in terminal growth rate	0.5 times decrease in terminal operating income before restructuring costs and amortization multiple
Cable	10.0%	6.0%	3.0%
Satellite	7.0%	n/a	3.0%
Wireless	11.0%	7.0%	3.0%